Offsets	Mar. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nutrien Ltd.
Form or Filing Type	F-10
File Number	333-278180
Initial Filing Date	Mar. 22, 2024
Fee Offset Claimed	$ 442,800.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,000,000,000.00
Offset Note	The Registrant previously paid $738,000 in registration fees (Registrant transferred funds of $506,250 and used available offsets for the remainder of the fee) with respect to the 2024 Registration Statement, pertaining to the registration of $5,000,000 of securities of the Registrant, of which $442,800 remains unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this registration statement is $690,500, taking into consideration the available offset of $442,800 from the 2024 Registration Statement, the Registrant has accordingly transmitted $247,700 otherwise due for this Registration Statement. The contemporaneous fee payment made with the 2024 Registration Statement was $506,250. An indeterminate amount of securities to be offered at indeterminate offering prices not to exceed $5,000,000,000 was registered pursuant to the 2024 Registration Statement. The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nutrien Ltd.
Form or Filing Type	F-10
File Number	333-278180
Filing Date	Mar. 22, 2024
Fee Paid with Fee Offset Source	$ 442,800.00